Net Interest Income - Summary of Interest Income (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Disclosure of interest income operating [Abstract]
Financial assets at FVTPL	₩ 106,698		₩ 45,803	₩ 48,612
Financial assets at FVTOCI	632,615	$ 501,996	381,814	437,527
Financial assets at amortized cost
Interest on due from banks	244,331		46,600	53,586
Interest on loans	13,109,022		9,065,074	8,570,173
Interest of other receivables	46,637		30,538	30,967
Sub-total (Loans and other financial assets at amortized cost)	13,399,990		9,142,212	8,654,726
Securities at amortized cost	515,246		324,920	382,988
Sub-total	13,915,236	11,042,085	9,467,132	9,037,714
Interest income	₩ 14,654,549	$ 11,628,748	₩ 9,894,749	₩ 9,523,853